FAIR VALUE	12 Months Ended
Dec. 31, 2013
FAIR VALUE
FAIR VALUE

15. FAIR VALUE

(a)
Assets and liabilities measured at fair value on a recurring basis

  The Group measured its financial assets and liabilities, including cash equivalents, term deposits, restricted cash, short-term investment, accounts receivable, accounts payable, foreign currency forward contracts and contingent consideration on a recurring basis as of December 31, 2012 and 2013. Cash equivalents, term deposits, restricted cash and short-term investment are classified within Level 1 of the fair value hierarchy because they are valued based on the quoted market price in an active market. The carrying amounts of accounts receivable and accounts payable approximate their fair values due to their short-term maturity.

  Foreign currency forward contracts

  The Group purchased foreign currency forward contracts to protect against the adverse effect that exchange rate fluctuation may have on foreign currency denominated sales activities. Foreign currency forward contracts are marked to market based on the prevailing forward exchange rate quoted by the contracted bank (Level 2 inputs). Assets and liabilities resulted from foreign currency forward contracts are recorded at its fair value.

  As of December 31, 2012 and 2013, the fair value of foreign currency forward contracts, which amounted to $8 and $14, respectively, is recorded in prepaid expenses and other current assets. During the years of 2011, 2012 and 2013, gains and losses on the foreign currency forward contracts are recognized in the consolidated statements of operations.

  Details of the outstanding foreign currency forward contracts as of December 31, 2012 and 2013 were as follows:

	As of December 31,
	2012	2013
Settlement currency in:
U.S. dollar of entity with functional currency in RMB
Notional contract amount (U.S. dollar)	$1,800	$1,800

  Contingent consideration

  The contingent consideration in connection with the acquisitions of Beans, NouvEON, HURO, Logoscript, Longhaul, Glory, Bearing Point, Newton, Pactera Jinxin, Beijing DPC, Pactera Australia, Lifewood, Beijing Viatt, TP, Sunwin and Pactera Financial Solutions determined at fair value based on, among other factors, forecast financial performance of the acquired business, and discount rate (Level 3 inputs).

  The Group estimates and records the acquisition date estimated fair value of contingent consideration as part of purchase price consideration for acquisitions. Additionally, at the end of each reporting period, the Group calculates the changes in the fair value of contingent consideration, and recognizes such changes in the consolidated statements of operations.

  An increase in the earn-out expected to be paid will result in a charge to operations in the period that the anticipated fair value of contingent consideration increases, while a decrease in the earn-out expected to be paid will result in a credit to operations in the period that the anticipated fair value of contingent consideration decreases. The estimate of the fair value of contingent consideration requires subjective assumptions to be made of future operating results, discount rates, and timing of earn-out payments. Future revisions to these assumptions could materially change the estimate of the fair value of contingent consideration and, therefore, materially affect the Group's future financial results.

  The fair value measurement of the contingent consideration encompasses the following significant unobservable inputs:

Unobservable Inputs	Range
Estimated contingent consideration payments	$32 – $4,045
Discount rate	1.55% – 11.70%
Timing of cash flows	0.17 – 2.17 years

  The following table summarizes the movement of the Group's contingent consideration measured at fair value on recurring basis for the year ended December 31, 2013:

Contingent consideration as of January 1, 2012	$18,552
Assumed from the merger with VanceInfo	16,775
Increase in contingent consideration as a result of business acquisitions	20,355
Less: Payments made during 2012	(3,047)
Shares issuable in connection with business acquisition	(918)
Add: Changes in fair values	(659)
Foreign currency translation adjustments	361

Contingent consideration as of January 1, 2013	$51,419
Increase in contingent consideration as a result of business acquisitions	3,294
Less: Cash payments made during 2013	(22,661)
Settlement by issuance of common shares	(3,203)
Add: Changes in fair values	(1,164)
Foreign currency translation adjustments	(190)

Contingent consideration as of December 31, 2013	$27,495

Including
Current portion of contingent consideration	$23,456
Non-current portion of contingent consideration	$4,039

	Fair Value Measurement at Reporting Date Using
Description	December, 31 2012	Quoted Prices in Active Market for Identical Liabilities	Other Observable Inputs	Significant Unobservable Inputs
		(Level 1)	(Level 2)	(Level 3)
Contingent consideration	$(51,419)	—	$—	$(51,419)
Foreign currency forward contracts	8	—	8	—

Total	$(51,411)	—	$8	$(51,419)

	Fair Value Measurement at Reporting Date Using
Description	December, 31 2013	Quoted Prices in Active Market for Identical Liabilities	Other Observable Inputs	Significant Unobservable Inputs
		(Level 1)	(Level 2)	(Level 3)
Contingent consideration	$(27,495)	—	$—	$(27,495)
Foreign currency forward contracts	14	—	14	—

Total	$(27,481)	—	$14	$(27,495)

(b)
Assets and liabilities measured at fair value on a nonrecurring basis

  The Group's financial assets and liabilities measured at fair value on a non-recurring basis include acquired assets and liabilities in connection with business acquisitions based on Level 3 inputs.

  The Group measured the fair value of the purchased intangible assets using the "income approach—relief from royalty" and "income approach—excess earnings" valuation methods. These acquired intangible assets are considered Level 3 assets and liabilities because the Group used unobservable inputs, such as forecast financial performance of the acquired business and discount rates, to determine the fair value of these purchased assets and liabilities. In 2012, an impairment loss of $5,515 was recognized for certain trade names as the Company decided not to use these brands after the merger with VanceInfo.

  The fair value was determined using models with significant unobservable inputs, Level 3 inputs, primarily the discounted future cash flow. Goodwill, other intangible assets and equity method investment are measured at fair value on a non-recurring basis and they are recorded at fair value only when impairment is recognized.

  The fair value measurements of the intangible assets encompass the following significant unobservable inputs:

Unobservable Inputs	Range
Estimated net revenues	$1,400 – $30,316
Royalty savings	2% – 4%
Discount rate	16%
Timing of cash flows	1 – 2 years